Annual Total Returns (Vanguard Global Minimum Volatility Fund - Admiral Shares Participant:) (Vanguard Global Minimum Volatility Fund, Vanguard Global Minimum Volatility Fund - Admiral Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Admiral Shares
Annual Total Return
2014	13.92%